Description of Business and Organization (US VR Global Inc.)	10 Months Ended
Dec. 31, 2017
US VR Global Inc. [Member]
Description of Business and Organization

1.	DESCRIPTION OF BUSINESS AND ORGANIZATION

US VR GLOBAL INC. is organized as a Delaware corporation, incorporated on February 27, 2017. For purposes of financial statement presentation, US VR GLOBAL INC. and its subsidiaries are herein referred to as “the Company” or “we”. The purpose of the Company and its subsidiaries is to engage in any lawful activity for which Corporations may be organized under the General Corporation Law of Delaware.

US VR Global Inc, incorporated in Labuan Malaysia, is an investment holding company with 100% equity interest in VR Global Limited, a company incorporated in Hong Kong, which subsequent hold 100% equity interest in Hero Central Dot Com Sdn Bhd. On July 13, 2017, US VR GLOBAL INC. was organized to be the holding company parent to, and succeed to the operations of, VR Global Inc. The former unit holder of US VR Global Inc became the unit holder of US VR GLOBAL INC. and US VR Global Inc became a wholly-owned subsidiary of US VR GLOBAL INC. This transaction was accounted for as a transaction among entities under common control and the assets, liabilities, revenues and expenses of US VR Global Inc were carried over to and combined with US VR GLOBAL INC. at historical cost, and as if the transfer occurred at the beginning of the period.

The Company, through its subsidiaries, mainly focuses on operation of theme park and information technology software development.

Details of the Company’s subsidiaries:

	Company name	Place and date of incorporation	Particulars of issued capital	Principal activities

1.	US VR Global Inc	Labuan, July 13, 2017	1 share of ordinary share of US$1 each	Investment holding

2.	VR Global Limited	Hong Kong, July 21, 2017	1 share of ordinary share of HK$1 each	Investment holding

3.	Hero Central Dot Com Sdn Bhd	Malaysia, April 17, 2017	2 shares of ordinary share of RM 1 each	Theme park operator and information technology software development